5. Debt - Notes Payable (Details) (USD $)	12 Months Ended		15 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Beginning Balance, Notes Payable	$ 872,534	$ 855,640	$ 872,534
Proceeds		247,000	221,655
Repayments		(230,106)	(151,878)
Conversion of note payable to convertible debt			230,000
Debt forgiveness	83,000
Ending Balance, Notes Payable		872,534
Third-Party Payor [Member]
Beginning Balance, Notes Payable	739,534	849,640	739,534
Proceeds	160,000	120,000
Repayments	(116,331)	(230,106)
Conversion of note payable to convertible debt	180,000
Debt forgiveness	(100,000)
Ending Balance, Notes Payable	503,203	739,534
Related Party [Member]
Beginning Balance, Notes Payable	133,000	6,000	133,000
Proceeds	61,655	127,000
Repayments	(35,547)
Conversion of note payable to convertible debt	50,000
Debt forgiveness	(83,000)
Ending Balance, Notes Payable	$ 26,108	$ 133,000